Document and Entity Information	Apr. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001350653
Document Period End Date	Apr. 27, 2021
Entity Registrant Name	ALPHATEC HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-52024
Entity Tax Identification Number	20-2463898
Entity Address, Address Line One	1950 Camino Vida Roble
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	760
Local Phone Number	431-9286
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.0001 per share
Trading Symbol	ATEC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false